Leases - Summary of Right of Use Assets and Lease Liabilities and the Movements (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	₽ 14,579	₽ 9,269
Additions	20,649	8,443
Remeasurement / modification	11,667	143
Depreciation expense	(6,488)	(3,013)
Disposals	(465)	(263)
Translation difference	(2)
Balance at End of Period	39,940	14,579
Lease liabilities [Member]
Disclosure of quantitative information about lease liabilities [line items]
Beginning balance	15,490	9,609
Interest expense	2,856	1,299
Payments	(7,297)	(3,540)
Additions	20,440	8,275
Remeasurement / modification	11,490	143
Change in use of leased premises		0
Disposals	(508)	(275)
Forgiveness of lease payments		(21)
Translation difference	(4)
Ending Balance	42,467	15,490
Fulfillment and sorting centers [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	8,938	3,689
Additions	15,935	5,931
Remeasurement / modification	9,379	145
Depreciation expense	(3,679)	(1,320)
Change in use of leased premises		518
Disposals	(126)	(25)
Translation difference	(2)
Balance at End of Period	30,445	8,938
Office premises [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	3,024	3,760
Additions	2,845	435
Remeasurement / modification	2,190
Depreciation expense	(1,508)	(647)
Change in use of leased premises		(518)
Disposals	(80)	(6)
Balance at End of Period	6,471	3,024
Pick Up Points [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	1,671	1,084
Additions	150	1,503
Remeasurement / modification	110	(2)
Depreciation expense	(730)	(682)
Disposals	(259)	(232)
Balance at End of Period	942	1,671
Vehicles [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	946	736
Additions	1,719	574
Remeasurement / modification	(12)
Depreciation expense	(571)	(364)
Balance at End of Period	₽ 2,082	₽ 946